CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 33,416	$ 43,190	$ 172,784	$ 133,953	$ 150,930
Other comprehensive income (loss), net of tax
Unrealized gain (loss) due to fair value adjustments on interest rate swap agreements, net of taxes	776	710	1,020	(2,830)	7,170
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, net of taxes	1,356	4,249	2,499	(13,566)	5,659
Amortization of accumulated other comprehensive loss on terminated interest rate swap agreement		988	2,470	4,236	4,633
Foreign currency translation adjustments	1,586	15,799	(20,232)	(46,280)	19,432
Total other comprehensive income (loss), net of tax	3,718	21,746	(14,243)	(58,440)	36,894
Total comprehensive income, net of tax	37,134	64,936	158,541	75,513	187,824
Comprehensive income attributable to noncontrolling interests	(512)	(682)	(2,244)	(1,803)	(3,711)
Comprehensive income attributable to Cinemark USA, Inc.	$ 36,622	$ 64,254	$ 156,297	$ 73,710	$ 184,113